International Portfolio
Schedule of Investments (unaudited)
As of March 31, 2022
The portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The portfolio’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (96.3%)
Australia (0.6%)
	WiseTech Global Ltd.	518,989	19,534
Austria (0.5%)
	Erste Group Bank AG	457,672	16,690
Belgium (3.1%)
	Umicore SA	1,074,454	46,446
*	Argenx SE	142,336	44,533
	UCB SA	136,150	16,283
			107,262
Brazil (0.9%)
	B3 SA - Brasil Bolsa Balcao	4,870,003	16,070
	Raia Drogasil SA	2,571,677	12,931
*,1	NU Holdings Ltd. Class A	566,970	4,377
			33,378
Canada (1.7%)
	Toronto-Dominion Bank	466,950	37,049
	Canadian National Railway Co.	181,071	24,290
			61,339
China (12.1%)
	Tencent Holdings Ltd.	2,871,600	132,365
*	Alibaba Group Holding Ltd.	6,478,604	88,412
*,2	Meituan Class B	2,796,922	52,985
*	NIO Inc. ADR	1,935,560	40,744
	Ping An Insurance Group Co. of China Ltd. Class H	4,260,500	29,785
*	Baidu Inc. ADR	126,280	16,707
*,2	Wuxi Biologics Cayman Inc.	1,885,500	14,972
*	JD.com Inc. Class A	487,854	13,862
	China Mengniu Dairy Co. Ltd.	2,084,000	11,173
*	Shenzhen Inovance Technology Co. Ltd. Class A	630,221	5,627
*	Pinduoduo Inc. ADR	135,710	5,443
*,1	Full Truck Alliance Co. Ltd. ADR	740,642	4,940
*	Kingdee International Software Group Co. Ltd.	2,127,000	4,660
			421,675
Denmark (3.8%)
*	Genmab A/S	159,318	57,538
	Vestas Wind Systems A/S	1,786,100	52,395
	Ambu A/S Class B	860,929	12,674
	Novozymes A/S Class B	146,979	10,078
			132,685
France (5.4%)
	Kering SA	149,491	94,378

		Shares	Market Value ($000)
	L'Oreal SA (XPAR)	128,661	51,393
	Schneider Electric SE	205,421	34,488
	Legrand SA	95,369	9,067
			189,326
Germany (6.4%)
*,2	Zalando SE	936,100	47,399
	Sartorius AG Preference Shares	69,113	30,502
*	HelloFresh SE	648,450	29,105
*,2	Delivery Hero SE	505,523	22,033
	SAP SE	194,528	21,559
	Bayerische Motoren Werke AG	237,059	20,486
	Infineon Technologies AG	560,331	18,956
	Siemens AG (Registered)	113,418	15,705
	Knorr-Bremse AG	95,267	7,303
*,1	Jumia Technologies AG ADR	477,446	4,574
*,1	CureVac NV	214,039	4,197
*	MorphoSys AG	44,480	1,218
*,1	Home24 SE	156,566	1,174
			224,211
Hong Kong (2.4%)
	AIA Group Ltd.	4,780,800	49,920
	Hong Kong Exchanges & Clearing Ltd.	496,140	23,256
	BOC Hong Kong Holdings Ltd.	2,952,000	11,108
			84,284
India (1.8%)
	Housing Development Finance Corp. Ltd.	1,000,325	31,278
	HDFC Bank Ltd.	1,050,976	20,242
	Larsen & Toubro Ltd.	323,546	7,503
*,3,4	ANI Technologies Private Ltd. PP (Acquired 12/1/15, Cost $5,969)	19,170	5,726
			64,749
Indonesia (0.3%)
	Bank Central Asia Tbk PT	21,501,600	11,952
Israel (0.3%)
*	Wix.com Ltd.	101,735	10,627
Italy (4.0%)
	Ferrari NV	254,073	55,352
	EXOR NV	456,262	34,685
	Intesa Sanpaolo SpA	7,949,636	18,195
	Stellantis NV	907,257	14,688
	FinecoBank Banca Fineco SpA	631,953	9,587
	Stellantis NV (XNYS)	401,839	6,523
			139,030
Japan (7.3%)
	Nidec Corp.	683,200	53,961
	M3 Inc.	1,453,400	52,491
	SMC Corp.	70,600	39,465
	Sony Group Corp.	246,400	25,349
	Recruit Holdings Co. Ltd.	418,400	18,178
	Bridgestone Corp.	410,100	15,918
	Murata Manufacturing Co. Ltd.	137,800	9,077
	Toyota Motor Corp.	445,500	8,036
	Kubota Corp.	422,000	7,910
	Sekisui Chemical Co. Ltd.	528,700	7,576
	SBI Holdings Inc.	293,000	7,393
	MISUMI Group Inc.	167,700	4,993

		Shares	Market Value ($000)
	SoftBank Group Corp.	84,500	3,778
			254,125
Netherlands (9.1%)
	ASML Holding NV	304,907	203,745
*,2	Adyen NV	58,550	115,970
			319,715
Norway (1.2%)
	Equinor ASA	871,810	32,550
	DNB Bank ASA	355,205	8,031
			40,581
Singapore (0.5%)
*	Sea Ltd. ADR	152,487	18,266
South Korea (1.4%)
	Samsung Electronics Co. Ltd.	326,116	18,661
*	Coupang Inc.	936,566	16,559
	Samsung SDI Co. Ltd.	26,681	12,985
			48,205
Spain (0.9%)
	Iberdrola SA (XMAD)	1,771,510	19,362
[1]	Banco Bilbao Vizcaya Argentaria SA	2,146,064	12,254
			31,616
Sweden (1.8%)
	Atlas Copco AB Class A	738,675	38,342
*	Kinnevik AB Class B	607,166	15,832
[1]	Svenska Handelsbanken AB Class A	1,026,897	9,443
			63,617
Switzerland (4.3%)
	Nestle SA (Registered)	300,760	39,104
	Roche Holding AG	92,923	36,766
	Lonza Group AG (Registered)	21,046	15,250
	Temenos AG (Registered)	154,447	14,856
	Cie Financiere Richemont SA Class A (Registered)	109,442	13,872
	Alcon Inc.	163,197	12,930
	Chocoladefabriken Lindt & Spruengli AG Ptg. Ctf.	841	10,010
	Sika AG (Registered)	22,990	7,606
			150,394
Taiwan (3.4%)
	Taiwan Semiconductor Manufacturing Co. Ltd.	5,730,000	117,543
United Kingdom (8.1%)
	Shell plc	1,637,578	44,723
*,3,4	The Brandtech Group LLC PP (Acquired 9/23/15, Cost $5,200)	3,903,901	32,871
	AstraZeneca plc	245,840	32,602
*	Ocado Group plc	1,917,941	29,286
	Diageo plc	522,348	26,496
	Reckitt Benckiser Group plc	239,222	18,249
	GlaxoSmithKline plc	837,362	18,118
	HSBC Holdings plc	2,393,568	16,349
	National Grid plc	1,050,541	16,145
	Bunzl plc	329,204	12,767
*	RELX plc	306,341	9,533
*	Vodafone Group plc	5,649,425	9,264
	Burberry Group plc	397,717	8,682
*	Whitbread plc	180,313	6,714
			281,799

		Shares	Market Value ($000)
United States (15.0%)
*	MercadoLibre Inc.	125,819	149,659
*	Moderna Inc.	578,752	99,696
*	Tesla Inc.	87,318	94,094
*	Illumina Inc.	245,863	85,905
*	Spotify Technology SA	442,624	66,845
*	Booking Holdings Inc.	5,698	13,381
*	Lululemon Athletica Inc.	26,157	9,553
*,1	Oatly Group AB ADR	827,648	4,146
*	Meli Kaszek Pioneer Corp. Class A	115,328	1,186
			524,465
Total Common Stocks (Cost $2,735,308)			3,367,068
Temporary Cash Investments (3.9%)
Money Market Fund (3.9%)
[5,6]	Vanguard Market Liquidity Fund, 0.312% (Cost $135,032)	1,350,384	135,025
Total Investments (100.2%) (Cost $2,870,340)			3,502,093
Other Assets and Liabilities—Net (-0.2%)			(7,980)
Net Assets (100%)			3,494,113
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $23,120,000.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2022, the aggregate value was $253,359,000, representing 7.3% of net assets.
3	Restricted securities totaling $38,597,000, representing 1.1% of net assets.
4	Security value determined using significant unobservable inputs.
5	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
6	Collateral of $25,695,000 was received for securities on loan.
ADR—American Depositary Receipt.
PP—Private Placement.
Ptg. Ctf.—Participating Certificates.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
MSCI EAFE Index	June 2022	615	65,940	3,184
MSCI Emerging Markets Index	June 2022	521	29,319	1,868
				5,052
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the portfolio’s pricing time. When fair-value pricing is employed, the prices of securities used by a portfolio to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the portfolio’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C. Futures Contracts: The portfolio uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The portfolio may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the portfolio trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the portfolio’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
D.  Various inputs may be used to determine the value of the portfolio’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the portfolio’s investments and derivatives as of March 31, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks—North and South America	619,182	—	—	619,182
Common Stocks—Other	122,057	2,587,232	38,597	2,747,886
Temporary Cash Investments	135,025	—	—	135,025
Total	876,264	2,587,232	38,597	3,502,093
Derivative Financial Instruments
Assets
Futures Contracts[1]	5,052	—	—	5,052
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.
The determination of Level 3 fair value measurements is governed by documented policies and procedures adopted by the board of trustees. The board has designated a pricing review committee, as an agent of the board, to ensure the timely analysis and valuation of Level 3 securities held by the portfolio in accordance with established policies and procedures. The pricing review committee employs various methods for calibrating valuation approaches, including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity. All valuation decisions made by the pricing review committee are reported to the board on a quarterly basis for review and ratification. The board reviews the adequacy of the fair value measurement policies and procedures in place on an annual basis.
The following table summarizes changes in investments and derivatives valued based on Level 3 inputs during the period ended March 31, 2022. Transfers, if any, into or out of Level 3 are recognized based on values as of the beginning of the period.
Amount Valued Based on Level 3 Inputs	Investments in Common Stocks ($000)
Balance as of December 31, 2021	42,682
Change in Unrealized Appreciation (Depreciation)	(4,085)
Balance as of March 31, 2022	38,597
Net change in unrealized appreciation (depreciation) from investments and derivatives still held as of March 31, 2022, was ($4,085,000).
The following table provides quantitative information about the significant unobservable inputs used in fair value measurements as of March 31, 2022.
Security Type	Fair Value at 3/31/2022 ($000)	Valuation Technique	Unobservable Input	Amount or Range/ Weighted Avg.
Common Stocks	32,871	Comparable Companies & Recent Transaction	Reorganized Capitalization Structure/Indicative Offer	$2.944 billion
	5,726	Recent Transaction	Transaction Price	$298.713
Significant increases or decreases in the significant unobservable inputs used in the fair value measurement of the portfolio’s Level 3 securities, in isolation, could result in a significantly higher or lower fair value measurement at March 31, 2022.